Restructuring Programs - Schedule of Facility Closures (Details) - TreeHouse 2020 $ in Millions	Dec. 31, 2019 USD ($)
Restructuring Cost and Reserve [Line Items]
Total Costs to Close	$ 286.8
Brooklyn Park Minnesota Facility Closure
Restructuring Cost and Reserve [Line Items]
Total Costs to Close	16.1
Total Cash Costs to Close	9.6
Plymouth Indiana Facility Closure
Restructuring Cost and Reserve [Line Items]
Total Costs to Close	9.3
Total Cash Costs to Close	3.8
Visalia California Facility Closure
Restructuring Cost and Reserve [Line Items]
Total Costs to Close	22.1
Total Cash Costs to Close	8.8
Dothan Brooklyn Park Plymouth Battle Creek And Visalia
Restructuring Cost and Reserve [Line Items]
Total Costs to Close	47.5
Total Cash Costs to Close	$ 22.2